Expense Example	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 10 Years
USD ($)	690	1,205	1,746	3,216	97	593	1,115	2,550	709	995	1,301	2,168	117	367	637	1,408